Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions
27.	Related Party Transactions

The Group had no material transactions with related parties for the year ended December 31, 2019, 2020 and 2021, and no material related parties’ balances as of December 31, 2020 and 2021.